Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

6. Commitments

6.1. Operating contracts or services

The Group enters into contracts in the normal course of business with CROs and clinical sites for the conduct of clinical trials, professional consultants for expert advice and other vendors for clinical supply manufacturing or other services. These contracts can usually be terminated with 30 to 180 days' notice. In addition to this minimum duration, these contracts require full payment for services already rendered.

During 2021, the Group did not have any commitments to purchase property, plant and equipment or patents and trademarks (respectively nil in 2020).

6.2. Lease obligations

The maturity analysis of lease liabilities is disclosed in the following table:

Maturity analysis for capitalized leases in 2021	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	383,259	17,087	366,171
After one year but not more than five years	994,716	29,313	965,403
More than five years	101,280	329	100,951
Total	1,479,254	46,729	1,432,525

Maturity analysis for all lease obligations in 2021	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	389,520	6,261	—	383,259
After one year but not more than five years	1,005,938	11,223	—	994,716
More than five years	101,280	—	—	101,280
Total	1,496,738	17,484	—	1,479,254

Anticipated future lease expenses were converted with the exchange rate as of December 31, 2021, 1 Euro = 1.1326 USD.

The Group applies the ‘lease of low-value assets’ recognition exemptions. The Group also applied the ‘short-term lease’ exemption for leases with a maturity of less than 12 months.

Maturity analysis for all lease obligations in 2020	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	352,261	6,261	—	346,000
After one year but not more than five years	249,199	17,484	—	231,715
More than five years	—	—	—	—
Total	601,460	23,745	—	577,715

Anticipated future lease expenses were converted with the exchange rate as of December 31, 2020, 1 Euro = 1.2271 USD.